Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income
Debt securities	$ 11,781	$ 9,253	$ 11,234
Loans held for sale	513	865	947
Loans	37,715	28,634	34,230
Equity securities	707	608	554
Other interest income	3,308	334	954
Total interest income	54,024	39,694	47,919
Interest expense
Deposits	2,349	388	2,804
Short-term borrowings	582	(41)	250
Long-term debt	5,505	3,173	4,471
Other interest expense	638	395	438
Total interest expense	9,074	3,915	7,963
Net interest income	44,950	35,779	39,956
Noninterest income
Deposit and lending-related fees	6,713	6,920	6,602
Card fees	4,355	4,175	3,544
Mortgage banking	1,383	4,956	3,493
Net gains from trading and securities	1,461	7,264	2,710
Other	2,238	3,734	3,847
Total noninterest income	28,835	42,713	34,308
Total revenue	73,785	78,492	74,264
Provision for credit losses	1,534	(4,155)	14,129
Noninterest expense
Personnel	34,340	35,541	34,811
Technology, telecommunications and equipment	3,375	3,227	3,099
Occupancy	2,881	2,968	3,263
Operating losses	6,984	1,568	3,523
Professional and outside services	5,188	5,723	6,706
Advertising and promotion	505	600	600
Restructuring charges	5	76	1,499
Other	4,004	4,128	4,129
Total noninterest expense	57,282	53,831	57,630
Income before income tax expense	14,969	28,816	2,505
Income tax expense (benefit)	2,087	5,578	(1,157)
Net income before noncontrolling interests	12,882	23,238	3,662
Less: Net income (loss) from noncontrolling interests	(300)	1,690	285
Wells Fargo net income	13,182	21,548	3,377
Less: Preferred stock dividends and other	1,115	1,292	1,591
Wells Fargo net income applicable to common stock	$ 12,067	$ 20,256	$ 1,786
Per share information
Earnings per common share (in dollars per share)	$ 3.17	$ 4.99	$ 0.43
Diluted earnings per common share (in dollars per share)	$ 3.14	$ 4.95	$ 0.43
Average common shares outstanding (in shares)	3,805.2	4,061.9	4,118.0
Diluted average common shares outstanding (in shares)	3,837.0	4,096.2	4,134.2
Investment advisory and other asset-based fees [Member]
Noninterest income
Fee income	$ 9,004	$ 11,011	$ 9,863
Commissions and brokerage services fees [Member]
Noninterest income
Fee income	2,242	2,299	2,384
Investment banking fees [Member]
Noninterest income
Fee income	$ 1,439	$ 2,354	$ 1,865